UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: March 31, 2020

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

AXS Aspect Core Diversified Strategy Fund

(Class A: EQAAX)

(Class C: EQACX)

(Class I: EQAIX)

SEMI-ANNUAL REPORT

March 31, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund, if you hold your shares directly with the Fund, or from your financial intermediary, such as a broker-dealer or bank, if you hold your shares through a financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold your shares directly with the Fund, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting the Fund at (833) 297-2587 or, if you hold your shares through a financial intermediary, contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you hold your shares directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports at (833) 297-2587 or, if you hold your shares through a financial intermediary, contacting your financial intermediary. Your election to receive reports in paper will apply to all of the Investment Managers Series Trust II’s Funds you hold directly or through your financial intermediary, as applicable.

AXS Aspect Core Diversified Strategy Fund

A series of Investment Managers Series Trust II

Table of Contents

Consolidated Schedule of Investments	1
Consolidated Statement of Assets and Liabilities	8
Consolidated Statement of Operations	9
Consolidated Statements of Changes in Net Assets	10
Consolidated Financial Highlights	11
Notes to Consolidated Financial Statements	14
Supplemental Information	27
Expense Example	30

This report and the financial statements contained herein are provided for the general information of the shareholders of the AXS Aspect Core Diversified Strategy Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.axsinvestments.com

AXS Aspect Core Diversified Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of March 31, 2020 (Unaudited)

Principal Amount		Value
	U.S. TREASURY NOTES — 64.5%
	United States Treasury Note
$800,000	1.500%, 4/15/2020	$800,438
4,595,000	2.000%, 7/31/2020	4,626,053
4,200,000	1.625%, 11/30/2020	4,243,558
4,200,000	2.250%, 2/15/2021	4,280,144
	TOTAL U.S. TREASURY NOTES
	(Cost $13,739,508)	13,950,193

Number of Shares
	SHORT-TERM INVESTMENTS — 29.6%
6,400,302	Fidelity Treasury Portfolio - Institutional Class, 1.068%[1]	6,400,302
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $6,400,302)	6,400,302

	TOTAL INVESTMENTS — 94.1%
	(Cost $20,139,810)	20,350,495

	Other Assets in Excess of Liabilities — 5.9%	1,274,487
	TOTAL NET ASSETS — 100.0%	$21,624,982

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Consolidated Financial Statements.

AXS Aspect Core Diversified Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2020 (Unaudited)

FUTURES CONTRACTS

Long Contracts	Expiration Date	Number of Contracts	Notional Value	Value at March 31, 2020	Unrealized Appreciation (Depreciation)
Commodity Futures
CBOT Wheat	May 2020	2	$57,292	$56,875	$(417)
CBOT Wheat	July 2020	1	28,102	28,125	23
CMX Gold	June 2020	1	162,692	159,660	(3,032)
KCBT Hard Red Winter Wheat	May 2020	1	24,477	24,650	173

Foreign Exchange Futures
CME Japanese Yen	June 2020	3	355,532	349,481	(6,051)
CME Swiss Franc	June 2020	9	1,189,561	1,171,913	(17,648)

Interest Rate Futures
CBOT 10-Year U.S. Treasury Note	June 2020	7	940,461	970,812	30,351
CBOT 2-Year U.S. Treasury Note	June 2020	5	1,087,435	1,101,914	14,479
CBOT 5-Year U.S. Treasury Note	June 2020	7	856,679	877,516	20,837
CBOT U.S. Long Bond	June 2020	1	167,095	179,063	11,968
CBOT Ultra Long-Term U.S. Treasury Bond	June 2020	1	221,283	221,875	592
CME Eurodollar	September 2020	1	246,464	249,113	2,649
CME Eurodollar	December 2020	3	742,080	747,450	5,370
CME Eurodollar	March 2021	4	742,593	747,848	5,255
CME Eurodollar	June 2021	3	742,743	747,825	5,082
CME Eurodollar	September 2021	3	742,918	747,713	4,795
CME Eurodollar	December 2021	3	744,442	747,563	3,121
CME Eurodollar	March 2022	2	493,528	498,275	4,747
CME Eurodollar	June 2022	2	497,578	498,075	497
CME Eurodollar	September 2022	2	496,878	497,900	1,022
EUX Euro-BOBL	June 2020	5	680,473	675,595	(4,878)
EUX Euro-Bund	June 2020	6	1,044,383	1,034,101	(10,282)
EUX Euro-Buxl 30 Year Bond	June 2020	1	219,201	208,943	(10,258)
EUX Euro-Schatz	June 2020	2	224,741	224,343	(398)
ICF 90 Day Sterling	September 2020	2	249,139	249,122	(17)
ICF 90 Day Sterling	December 2020	11	1,368,637	1,370,563	1,926
ICF 90 Day Sterling	March 2021	18	2,240,815	2,243,560	2,745
ICF 90 Day Sterling	June 2021	18	2,240,265	2,243,134	2,869
ICF 90 Day Sterling	September 2021	16	1,991,239	1,993,426	2,187
ICF 90 Day Sterling	December 2021	15	1,866,488	1,868,443	1,955
ICF 90 Day Sterling	March 2022	14	1,741,795	1,743,835	2,040
ICF 90 Day Sterling	June 2022	13	1,617,453	1,618,854	1,401
ICF 90 Day Sterling	September 2022	12	1,493,906	1,493,836	(70)
ICF Long Gilt	June 2020	4	538,182	546,352	8,170
MSE 3 Month Bank Acceptence	September 2020	5	1,239,659	1,241,944	2,285
MSE 3 Month Bank Acceptence	December 2020	6	1,485,386	1,489,535	4,149
MSE 3 Month Bank Acceptence	March 2021	6	1,481,773	1,488,383	6,610
MSE 3 Month Bank Acceptence	June 2021	5	1,237,271	1,240,498	3,227
MSE 3 Month Bank Acceptence	September 2021	3	741,768	743,807	2,039
MSE 3 Month Bank Acceptence	December 2021	2	495,316	495,855	539
MSE Canadian 10 Year Bond	June 2020	5	709,119	728,007	18,888
SFE 90 Day Bank Bill	September 2020	14	13,982,003	13,985,647	3,644
SFE 90 Day Bank Bill	December 2020	11	10,986,231	10,988,700	2,469
SFE 90 Day Bank Bill	March 2021	9	8,989,233	8,991,082	1,849
SFE 90 Day Bank Bill	June 2021	5	4,993,660	4,994,832	1,172
SFE 90 Day Bank Bill	September 2021	5	4,993,807	4,994,888	1,081
SFE 90 Day Bank Bill	December 2021	3	2,996,091	2,996,768	677
SFE Australian 10 Year Bond	June 2020	5	752,178	752,717	539
SFE Australian 3 Year Bond	June 2020	39	4,554,918	4,562,505	7,587
Total Long Contracts			87,694,963	87,832,921	137,958

AXS Aspect Core Diversified Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2020 (Unaudited)

FUTURES CONTRACTS (Continued)

Short Contracts	Expiration Date	Number of Contracts	Notional Value	Value at March 31, 2020	Unrealized Appreciation (Depreciation)
Commodity Futures
CBOT Corn	May 2020	(6)	(108,810)	(102,225)	6,585
CBOT Corn	July 2020	(7)	(129,195)	(121,100)	8,095
CBOT Soybean	May 2020	(6)	(264,835)	(265,800)	(965)
CME Lean Hogs	June 2020	(5)	(138,007)	(120,650)	17,357
CME Lean Hogs	July 2020	(2)	(63,995)	(51,780)	12,215
CME Live Cattle	June 2020	(2)	(89,045)	(73,660)	15,385
CME Live Cattle	August 2020	(2)	(82,325)	(74,880)	7,445
CME Live Cattle	October 2020	(2)	(83,555)	(77,560)	5,995
CMX Copper	May 2020	(4)	(250,015)	(222,800)	27,215
CMX Silver	May 2020	(1)	(71,148)	(70,780)	368
ICE Brent Crude Oil	June 2020	(2)	(75,197)	(52,700)	22,497
ICE Brent Crude Oil	July 2020	(1)	(36,259)	(29,660)	6,599
ICE ECX Emission	December 2020	(3)	(52,937)	(53,051)	(114)
ICE Low Sulphur Gas	May 2020	(3)	(117,246)	(88,425)	28,821
ICE Low Sulphur Gas	June 2020	(1)	(37,374)	(30,175)	7,199
LME Copper	June 2020	(2)	(236,450)	(247,538)	(11,088)
LME Primary Aluminum	June 2020	(4)	(163,620)	(152,250)	11,370
LME Primary Nickel	June 2020	(2)	(146,253)	(137,754)	8,499
LME Zinc	June 2020	(3)	(153,218)	(142,856)	10,362
NYBOT Cocoa	July 2020	(2)	(45,245)	(45,180)	65
NYBOT Cocoa	September 2020	(1)	(22,667)	(22,670)	(3)
NYBOT Sugar #11	May 2020	(5)	(61,867)	(58,352)	3,515
NYBOT Sugar #11	July 2020	(6)	(74,162)	(70,560)	3,602
NYMEX Natural Gas	May 2020	(22)	(387,885)	(360,800)	27,085
NYMEX Natural Gas	June 2020	(10)	(194,800)	(175,600)	19,200
NYMEX NY Harbor ULSD	May 2020	(2)	(92,220)	(84,126)	8,094
NYMEX NY Harbor ULSD	June 2020	(1)	(64,341)	(42,739)	21,602
NYMEX Platinum	July 2020	(1)	(36,168)	(36,495)	(327)
NYMEX RBOB Gasoline	June 2020	(2)	(57,081)	(55,355)	1,726
NYMEX WTI Crude Oil	May 2020	(2)	(57,346)	(40,960)	16,386
NYMEX WTI Crude Oil	June 2020	(1)	(33,218)	(24,510)	8,708

Foreign Exchange Futures
CME Australian Dollar	June 2020	(4)	(254,325)	(245,720)	8,605
CME British Pound	June 2020	(5)	(374,288)	(389,250)	(14,962)
CME Canadian Dollar	June 2020	(6)	(432,007)	(426,270)	5,737
CME Euro	June 2020	(9)	(1,258,165)	(1,243,069)	15,096
CME Mexican Peso	June 2020	(3)	(61,841)	(62,864)	(1,023)
CME New Zealand Dollar	June 2020	(5)	(306,084)	(297,450)	8,634

Index Futures
CME E-mini Russell 2000 Index	June 2020	(1)	(55,748)	(57,380)	(1,632)
EUX Euro STOXX 50	June 2020	(1)	(26,539)	(27,565)	(1,026)
HKG Hang Seng Index	April 2020	(1)	(1,159,681)	(1,163,076)	(3,395)
HKG HSCEI	April 2020	(2)	(945,024)	(947,394)	(2,370)
ICF FTSE 100 Index	June 2020	(1)	(50,844)	(57,689)	(6,845)
NYF MSCI EAFE Index	June 2020	(1)	(74,583)	(77,965)	(3,382)
NYF MSCI Emerging Markets Index	June 2020	(2)	(81,592)	(84,290)	(2,698)
OSE TOPIX Index	June 2020	(1)	(133,311)	(130,481)	2,830
SAF FTSE/JSE Top 40	June 2020	(2)	(733,134)	(738,036)	(4,902)
SFE SPI 200 Index	June 2020	(1)	(81,743)	(78,561)	3,182
SSE OMXS30 Index	April 2020	(1)	(144,742)	(145,071)	(329)

Interest Rate Futures
EUX Short-term Euro-BTP Italian Government Bond	June 2020	(1)	(111,699)	(111,546)	153
Total Short Contracts			(9,711,834)	(9,416,668)	295,166

TOTAL FUTURES CONTRACTS			$77,983,129	$78,416,253	$433,124

See accompanying Notes to Consolidated Financial Statements.

AXS Aspect Core Diversified Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2020 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS

Settlement Date	Counterparty	Currency Units to Receive/Deliver		In Exchange For		Unrealized Appreciation (Depreciation)
6/17/2020	Morgan Stanley	248,558	BRL	50,000	USD	$(2,392)
6/17/2020	Morgan Stanley	129,685	BRL	25,000	USD	(161)
6/17/2020	Morgan Stanley	129,620	BRL	25,000	USD	(173)
6/17/2020	Morgan Stanley	126,423	BRL	25,000	USD	(786)
6/17/2020	Morgan Stanley	126,333	BRL	25,000	USD	(803)
6/17/2020	Morgan Stanley	123,092	BRL	25,000	USD	(1,424)
6/17/2020	Morgan Stanley	122,544	BRL	25,000	USD	(1,529)
6/17/2020	Morgan Stanley	117,699	BRL	25,000	USD	(2,456)
6/17/2020	Morgan Stanley	117,578	BRL	25,000	USD	(2,480)
6/17/2020	Morgan Stanley	117,365	BRL	25,000	USD	(2,521)
6/17/2020	Morgan Stanley	117,289	BRL	25,000	USD	(2,535)
6/17/2020	Morgan Stanley	5,147,614	CZK	200,000	EUR	(13,889)
6/17/2020	Morgan Stanley	250,000	EUR	2,806,579	NOK	6,522
6/17/2020	Morgan Stanley	200,000	EUR	67,209,333	HUF	15,383
6/17/2020	Morgan Stanley	100,000	EUR	35,241,206	HUF	2,679
6/17/2020	Morgan Stanley	100,000	EUR	35,521,846	HUF	1,819
6/17/2020	Morgan Stanley	100,000	EUR	1,090,817	SEK	161
6/17/2020	Morgan Stanley	100,000	EUR	1,110,115	SEK	(1,793)
6/17/2020	Morgan Stanley	100,000	EUR	1,089,166	SEK	329
6/17/2020	Morgan Stanley	50,000	EUR	1,398,106	CZK	(1,007)
6/17/2020	Morgan Stanley	50,000	EUR	1,364,022	CZK	366
6/17/2020	Morgan Stanley	50,000	EUR	1,289,282	CZK	3,376
6/17/2020	Morgan Stanley	50,000	EUR	591,227	NOK	(1,573)
6/17/2020	Morgan Stanley	50,000	EUR	224,377	PLN	1,085
6/17/2020	Morgan Stanley	50,000	EUR	219,525	PLN	2,258
6/17/2020	Morgan Stanley	50,000	EUR	227,692	PLN	284
6/17/2020	Morgan Stanley	50,000	EUR	216,774	PLN	2,923
6/17/2020	Morgan Stanley	50,000	EUR	53,631	USD	1,679
6/17/2020	Morgan Stanley	50,000	EUR	53,345	USD	1,965
6/17/2020	Morgan Stanley	25,000	EUR	678,510	CZK	324
6/17/2020	Morgan Stanley	25,000	EUR	679,980	CZK	265
6/17/2020	Morgan Stanley	35,647,524	HUF	100,000	EUR	(1,435)
6/17/2020	Morgan Stanley	17,586,237	HUF	53,345	USD	520
6/17/2020	Morgan Stanley	17,581,097	HUF	53,345	USD	505
6/17/2020	Morgan Stanley	353,586	ILS	100,000	USD	241
6/17/2020	Morgan Stanley	61,483,935	KRW	50,000	USD	661
6/17/2020	Morgan Stanley	31,302,530	KRW	25,000	USD	793
6/17/2020	Morgan Stanley	31,195,895	KRW	25,000	USD	705
6/17/2020	Morgan Stanley	612,094	NOK	53,631	USD	5,260
6/17/2020	Morgan Stanley	605,711	NOK	50,000	EUR	2,967
6/17/2020	Morgan Stanley	571,035	NOK	50,000	EUR	(369)
6/17/2020	Morgan Stanley	12,714,936	PHP	250,000	USD	(1,357)
6/17/2020	Morgan Stanley	323,358	PLN	75,000	EUR	(4,820)
6/17/2020	Morgan Stanley	215,533	PLN	50,000	EUR	(3,222)
6/17/2020	Morgan Stanley	107,787	PLN	25,000	EUR	(1,606)
6/17/2020	Morgan Stanley	72,478	SGD	50,000	USD	1,053
6/17/2020	Morgan Stanley	2,967,000	TWD	100,000	USD	(1,452)
6/17/2020	Morgan Stanley	1,489,697	TWD	50,000	USD	(520)
6/17/2020	Morgan Stanley	1,641,969	USD	350,000	BRL	35,505

AXS Aspect Core Diversified Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2020 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS - Continued

Settlement Date	Counterparty	Currency Units to Receive/Deliver		In Exchange For		Unrealized Appreciation (Depreciation)
6/17/2020	Morgan Stanley	255,555	USD	50,000	BRL	$1,052
6/17/2020	Morgan Stanley	83,625,650	USD	100,000	CLP	2,096
6/17/2020	Morgan Stanley	203,848,000	USD	50,000	COP	103
6/17/2020	Morgan Stanley	191,576,425	USD	50,000	COP	3,107
6/17/2020	Morgan Stanley	1,372,912	USD	53,631	CZK	(1,672)
6/17/2020	Morgan Stanley	50,000	USD	53,345	EUR	(1,965)
6/17/2020	Morgan Stanley	50,000	USD	53,631	EUR	(1,679)
6/17/2020	Morgan Stanley	50,000	USD	53,345	EUR	(1,965)
6/17/2020	Morgan Stanley	363,868	USD	100,000	ILS	(3,156)
6/17/2020	Morgan Stanley	363,077	USD	100,000	ILS	(2,931)
6/17/2020	Morgan Stanley	3,743,425	USD	50,000	INR	946
6/17/2020	Morgan Stanley	1,894,156	USD	25,000	INR	179
6/17/2020	Morgan Stanley	1,893,776	USD	25,000	INR	184
6/17/2020	Morgan Stanley	298,352,825	USD	250,000	KRW	4,164
6/17/2020	Morgan Stanley	60,562,065	USD	50,000	KRW	98
6/17/2020	Morgan Stanley	2,655,013	USD	50,000	PHP	(1,919)
6/17/2020	Morgan Stanley	2,621,763	USD	50,000	PHP	(1,269)
6/17/2020	Morgan Stanley	2,621,400	USD	50,000	PHP	(1,262)
6/17/2020	Morgan Stanley	2,605,513	USD	50,000	PHP	(951)
6/17/2020	Morgan Stanley	227,412	USD	53,345	PLN	(1,614)
6/17/2020	Morgan Stanley	4,006,895	USD	50,000	RUB	(403)
6/17/2020	Morgan Stanley	346,428	USD	250,000	SGD	5,977
6/17/2020	Morgan Stanley	72,385	USD	50,000	SGD	(988)
6/17/2020	Morgan Stanley	4,717,365	USD	150,000	THB	6,198
6/17/2020	Morgan Stanley	1,639,898	USD	50,000	THB	10
6/17/2020	Morgan Stanley	656,488	USD	100,000	TRY	2,953
6/17/2020	Morgan Stanley	655,733	USD	100,000	TRY	3,064
6/17/2020	Morgan Stanley	1,492,953	USD	50,000	TWD	412
6/17/2020	Morgan Stanley	746,629	USD	25,000	TWD	201
6/17/2020	Morgan Stanley	746,404	USD	25,000	TWD	208
6/17/2020	Morgan Stanley	745,154	USD	25,000	TWD	250
6/17/2020	Morgan Stanley	744,654	USD	25,000	TWD	267
6/17/2020	Morgan Stanley	1,558,873	USD	100,000	ZAR	13,722
6/17/2020	Morgan Stanley	883,539	USD	50,000	ZAR	1,099
6/17/2020	Morgan Stanley	832,241	ZAR	50,000	USD	(3,938)
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$59,903

BRL - Brazilian Real

CLP - Chilean Peso

COP - Colombian Peso

CZK - Czech Koruna

EUR - Euro

HUF - Hungarian Forint

ILS - New Israeli Sheqel

INR - Indian Rupee

KRW - South Korean Won

NOK - Norwegian Krone

AXS Aspect Core Diversified Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2020 (Unaudited)

PHP - Philippine Peso

PLN - Polish Zloty

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Baht

TRY - Turkish Lira

TWD - New Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

See accompanying Notes to Consolidated Financial Statements.

AXS Aspect Core Diversified Strategy Fund
CONSOLIDATED SUMMARY OF INVESTMENTS
As of March 31, 2020 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
U.S. Treasury Notes	64.5%
Short-Term Investments	29.6%
Total Investments	94.1%
Other Assets in Excess of Liabilities	5.9%
Total Net Assets	100.0%

See accompanying Notes to Consolidated Financial Statements.

AXS Aspect Core Diversified Strategy Fund

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
As of March 31, 2020 (Unaudited)

Assets:
Investments, at value (cost $20,139,810)	$20,350,495
Foreign currency, at value (cost $60,287)	60,154
Cash deposited with brokers for investments	1,066,489
Cash deposited with brokers for open futures contracts	436,751
Unrealized appreciation on open futures contracts	541,236
Unrealized appreciation on forward foreign currency exchange contracts	135,918
Receivables:
Investment securities sold	1,164
Dividends and Interest	58,667
Due from custodian	1,512
Prepaid expenses and other assets	58,820
Total assets	22,711,206

Liabilities:
Foreign currency due to custodian, at value (proceeds $13,788)	13,892
Payables:
Investment securities purchased	1,164
Fund shares redeemed	416,105
Unrealized depreciation on open futures contracts	108,112
Unrealized depreciation on forward foreign currency exchange contracts	76,015
Variation margin	479,044
Advisory fees	6,057
Distribution fees - Class A and Class C (Note 7)	2,911
Fund administration and accounting fees	2,667
Transfer agent fees and expenses	1,852
Sub-transfer agent fees and expenses	48
Custody fees	1,494
Auditing fees	5,623
Due to custodian	913
Trustees' deferred compensation (Note 3)	254
Chief Compliance Officer fees	73
Total liabilities	1,116,224

Net Assets	$21,594,982

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$26,824,759
Total accumulated deficit	(5,229,777)
Net Assets	$21,594,982

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$619,267
Shares of beneficial interest issued and outstanding	72,204
Net asset value per share[1]	$8.58
Maximum sales charge (5.75% of offering price)	0.52
Maximum offering price to public	$9.10

Class C Shares:
Net assets applicable to shares outstanding	$2,002,310
Shares of beneficial interest issued and outstanding	241,457
Net asset value per share[2]	$8.29

Class I Shares:
Net assets applicable to shares outstanding	$18,973,405
Shares of beneficial interest issued and outstanding	2,208,044
Net asset value per share	$8.59

[1]	No sales charge applies on investments of $1 million or more, but a Contingent Deferred Sales Charge ("CDSC") of 1.00% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.
[2]	A CDSC of 1.00% may be charged on purchases that are redeemed in whole or in part within 12 months of purchase.

See accompanying Notes to Consolidated Financial Statements.

AXS Aspect Core Diversified Strategy Fund
CONSOLIDATED STATEMENT OF OPERATIONS
For the Six Months Ended March 31, 2020 (Unaudited)

Investment Income:
Interest	$220,161
Total investment income	220,161

Expenses:
Advisory fees	132,021
Distribution fees - Class A (Note 7)	867
Distribution fees - Class C (Note 7)	15,187
Fund administration and accounting fees	22,763
Transfer agent fees and expenses	2,728
Sub-transfer agent fees and expenses	4,029
Custody fees	2,250
Registration fees	26,572
Auditing fees	13,847
Chief Compliance Officer fees	5,834
Legal fees	5,788
Shareholder reporting fees	3,821
Reorganization expense	3,457
Trustees' fees and expenses	4,672
Miscellaneous	1,264
Insurance fees	337
Total expenses	245,437
Advisory fees waived	(75,615)
Fees paid indirectly (Note 3)	(3,115)
Net expenses	166,707
Net investment income	53,454

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	10,822
Futures contracts	(202,639)
Forward foreign currency exchange contracts	(41,247)
Foreign currency transactions	(5,136)
Net realized loss	(238,200)
Net change in unrealized appreciation/depreciation on:
Investments	72,688
Futures contracts	452,481
Forward foreign currency exchange contracts	58,195
Foreign currency translations	(79)
Net change in unrealized appreciation/depreciation	583,285
Net realized and unrealized gain	345,085

Net Increase in Net Assets from Operations	$398,539

See accompanying Notes to Consolidated Financial Statements.

AXS Aspect Core Diversified Strategy Fund

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$53,454	$197,992
Net realized loss on investments, futures contracts, forward foreign currency contracts and foreign currency transactions	(238,200)	(160,426)
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward foreign currency contracts and foreign currency transactions	583,285	(651,703)
Net increase (decrease) in net assets resulting from operations	398,539	(614,137)

Distributions to Shareholders:
Distributions:
Class A	(82,646)	-
Class C	(356,736)	-
Class I	(1,832,660)	-
Total distributions to shareholders	(2,272,042)	-

Capital Transactions:
Net proceeds from shares sold:
Class A	62,006	231,593
Class C	78,353	581,887
Class I	6,187,699	8,901,314
Reinvestment of distributions:
Class A	82,645	-
Class C	299,326	-
Class I	1,356,208	-
Cost of shares redeemed:
Class A	(177,877)	(151,141)
Class C	(1,477,424)	(226,219)
Class I	(6,382,929)	(22,697,256)
Net increase (decrease) in net assets from capital transactions	28,007	(13,359,822)

Total decrease in net assets	(1,845,496)	(13,973,959)

Net Assets:
Beginning of period	23,440,478	37,414,437
End of period	$21,594,982	$23,440,478

Capital Share Transactions:
Shares sold:
Class A	6,740	25,558
Class C	9,559	68,788
Class I	716,860	1,011,176
Shares reinvested:
Class A	10,153	-
Class C	37,938	-
Class I	166,406	-
Shares redeemed:
Class A	(20,860)	(16,166)
Class C	(180,013)	(25,653)
Class I	(719,853)	(2,646,492)
Net increase (decrease) in capital share transactions	26,930	(1,582,789)

See accompanying Notes to Consolidated Financial Statements.

AXS Aspect Core Diversified Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the					For the Period
	Six Months Ended	For the Year Ended September 30,				August 21, 2015*
	March 31, 2020					through
	(Unaudited)	2019	2018	2017	2016	September 30, 2015
Net asset value, beginning of period	$9.42	$9.19	$9.29	$9.98	$10.73	$10.75
Income from Investment Operations:
Net investment income (loss)[1]	0.02	0.06	(0.04)	(0.12)	(0.15)	(0.02)
Net realized and unrealized gain (loss)	0.19	0.17	(0.06)	(0.49)	(0.04)	- [2,6]
Total from investment operations	0.21	0.23	(0.10)	(0.61)	(0.19)	(0.02)

Less Distributions:
From net investment income	(1.05)	-	-	(0.08)	(0.13)	-
From net realized gain	-	-	-	-	(0.43)	-
Total distributions	(1.05)	-	-	(0.08)	(0.56)	-

Net asset value, end of period	$8.58	$9.42	$9.19	$9.29	$9.98	$10.73

Total return[3]	2.68%[4]	2.50%	(1.08)%	(6.18)%	(1.77)%	(0.19)%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$619	$717	$614	$131	$734	$2

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.48%[5]	2.42%	2.14%	2.47%	2.29%	2.26%[5]
After fees waived and expenses absorbed	1.74%[5]	1.70%	1.70%	1.70%	1.70%	1.89%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.31)%[5]	(0.09)%[7]	(0.88)%[7]	(2.00)%[7]	(2.03)%[7]	(1.88)%[5,7]
After fees waived and expenses absorbed	0.43%[5]	0.63%	(0.44)%	(1.23)%	(1.44)%	(1.51)%[5]

Portfolio turnover rate	0%[4]	59%	20%	0%	0%	0%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
[3]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which will not apply on sales of $1 million or more. If the sales charge was included total returns would be lower.
[4]	Not annualized.
[5]	Annualized.
6	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to the timing of share transactions for the period.
[7]	Unaudited.

See accompanying Notes to Consolidated Financial Statements.

AXS Aspect Core Diversified Strategy Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Class C

Per share operating performance.

For a capital share outstanding throughout each period.

	For the					For the Period
	Six Months Ended	For the Year Ended September 30,				August 21, 2015*
	March 31, 2020					through
	(Unaudited)	2019	2018	2017	2016	September 30, 2015
Net asset value, beginning of period	$9.11	$8.96	$9.12	$9.89	$10.72	$10.75
Income from Investment Operations:
Net investment loss[1]	(0.01)	(0.01)	(0.11)	(0.18)	(0.22)	(0.03)
Net realized and unrealized gain (loss)	0.17	0.16	(0.05)	(0.51)	(0.04)	- [2,6]
Total from investment operations	0.16	0.15	(0.16)	(0.69)	(0.26)	(0.03)

Less Distributions:
From net investment income	(0.98)	-	-	(0.08)	(0.14)	-
From net realized gain	-	-	-	-	(0.43)	-
Total distributions	(0.98)	-	-	(0.08)	(0.57)	-

Net asset value, end of period	$8.29	$9.11	$8.96	$9.12	$9.89	$10.72

Total return[3]	2.35%[4]	1.67%	(1.75)%	(6.99)%	(2.52)%	(0.28)%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,002	$3,406	$2,963	$479	$261	$2

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.23%[5]	3.18%	2.89%	3.17%	3.07%	3.02%[5]
After fees waived and expenses absorbed	2.49%[5]	2.45%	2.45%	2.45%	2.45%	2.64%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.06)%[5]	(0.85)%[7]	(1.68)%[7]	(2.68)%[7]	(2.81)%[7]	(2.64)%[5,7]
After fees waived and expenses absorbed	(0.32)%[5]	(0.12)%	(1.24)%	(1.96)%	(2.19)%	(2.26)%[5]

Portfolio turnover rate	0%[4]	59%	20%	0%	0%	0%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which will not apply on sales of $1 million or more. If the sales charge was included total returns would be lower.
[4]	Not annualized.
[5]	Annualized.
[6]	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to the timing of share transactions for the period.
[7]	Unaudited.

See accompanying Notes to Consolidated Financial Statements.

AXS Aspect Core Diversified Strategy Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the					For the Period
	Six Months Ended	For the Year Ended September 30,				November 5, 2014*
	March 31, 2020					through
	(Unaudited)	2019	2018	2017	2016	September 30, 2015
Net asset value, beginning of period	$9.45	$9.20	$9.27	$9.99	$10.72	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.03	0.07	(0.03)	(0.09)	(0.12)	(0.13)
Net realized and unrealized gain (loss)	0.18	0.18	(0.04)	(0.51)	(0.04)	0.85
Total from investment operations	0.21	0.25	(0.07)	(0.60)	(0.16)	0.72

Less Distributions:
From net investment income	(1.07)	-	-	(0.12)	(0.14)	-
From net realized gain	-	-	-	-	(0.43)	-
Total distributions	(1.07)	-	-	(0.12)	(0.57)	-

Net asset value, end of period	$8.59	$9.45	$9.20	$9.27	$9.99	$10.72

Total return[2]	2.84%[3]	2.72%	(0.76)%	(6.05)%	(1.54)%	7.20%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$18,973	$19,317	$33,838	$31,991	$33,464	$32,140

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.23%[4]	2.10%	1.89%	2.18%	2.06%	1.93%[4]
After fees waived and expenses absorbed	1.49%[4]	1.45%	1.45%	1.45%	1.45%	1.45%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.06)%[4]	0.19%[5]	(0.77)%[5]	(1.69)%[5]	(1.81)%[5]	(1.84)%[4,5]
After fees waived and expenses absorbed	0.68%[4]	0.84%	(0.33)%	(0.96)%	(1.20)%	(1.36)%[4]

Portfolio turnover rate	0%[3]	59%	20%	0%	0%	0%[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.
[5]	Unaudited.

See accompanying Notes to Consolidated Financial Statements.

AXS Aspect Core Diversified Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

March 31, 2020 (Unaudited)

Note 1 – Organization

AXS Aspect Core Diversified Strategy Fund (“Aspect Core Diversified Strategy Fund”) (the “Fund’’) is organized as a diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is to achieve long term capital appreciation.

The tax-free reorganization was accomplished on November 8, 2019, but the Fund commenced investment operations on November 11, 2019 with Class A, Class C, and Class I shares. Prior to that date, the Fund acquired the assets and assumed the liabilities of the Equinox Aspect Core Diversified Strategy Fund (the “Predecessor Fund”), a series of Equinox Funds Trust, which offered three class of shares, Class A, Class C, and Class I shares. On October 15, 2019, beneficial owners of the Predecessor Fund approved a proposed Agreement and Plan of Reorganization that provided for the reorganization into the AXS Aspect Core Diversified Strategy Fund. The Plan of Reorganization was approved by the Trust’s Board on June 14, 2019 and by the Equinox Funds Trust Board on July 1, 2019.

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

	Shares Issued	Net Assets
Class A	78,751	$722,915
Class C	365,100	$3,238,610
Class I	2,041,750	$18,804,907

The net unrealized depreciation of investments transferred was $74,513 as of the date of the acquisition.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

(a) Consolidation of Subsidiary

The Fund may invest up to 25% of its total assets in the subsidiary, a wholly-owned and controlled subsidiary formed under the laws of the Cayman Islands (the “Subsidiary”). The Consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights of the Fund include the accounts of the Subsidiary. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. The Subsidiary is advised by Aspect Capital Limited (“Aspect” or the “Sub-Advisor”) and acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies specified in the Fund’s prospectus and statement of additional information. The Subsidiary will generally invest in derivatives, including commodity futures, and other investments intended to serve as margin or collateral for derivative positions. The inception date of the Subsidiary was November 6, 2014. As of March 31, 2020, net assets of the Fund were $21,594,982, of which $436,528, or approximately 2.0%, represented the Fund’s ownership of the shares of the Subsidiary.

AXS Aspect Core Diversified Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2020 (Unaudited)

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Foreign Currency Translation

The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Futures Contracts

The Fund purchases and sells futures contracts to pursue its investment objective and to gain exposure to, or hedge against, change in the value of equities, interest rates, foreign currency, or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

AXS Aspect Core Diversified Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2020 (Unaudited)

(d) Forward Foreign Currency Contracts

A Fund may enter into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains/(losses) from forward foreign currency contracts in the consolidated statement of operations.

(e) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Consolidated Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of the fund except where allocation of direct expenses to the fund or an alternative allocation method can be more appropriately made.

(f) Federal Income Tax

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

AXS Aspect Core Diversified Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2020 (Unaudited)

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of March 31, 2020, and during the prior three open tax years, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(g) Distributions to Shareholders

Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(h) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by the Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with AXS Investments LLC (the “Advisor”). The Advisor has engaged Aspect Capital Limited (“Aspect” or the “Sub-Advisor”) to manage the Fund’s overall investment program, including management of the assets of the Fund’s Subsidiary, and pays the Sub-Advisor from its advisory fees.

Under the terms of the Agreement, the Fund pays twice a month an investment advisory fee to the Advisor at the annual rate of 1.30% of the Fund’s average daily net assets. The investment management fees included a management fee paid to the Advisor by the Fund’s Subsidiary at the annual rate of 1.30% of the Subsidiary’s average daily net assets. The Advisor has contractually agreed, for so long as the Fund invests in the Subsidiary, to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the advisor by the Subsidiary. This undertaking may not be terminated by the Advisor as long as the investment advisory agreement between the Subsidiary and the advisor is in place unless the Advisor obtains the prior approval of the Fund’s Board of Trustees. Prior to the close of business on November 8, 2019 (the Reorganization Date), investment advisory services were provided to the Predecessor Fund by Equinox Institutional Asset Management, LP (the “Previous Advisor”), which received investment management fees for its services pursuant to the terms of the investment advisory agreement for the Predecessor Fund. The investment advisory fees, which were computed daily and paid monthly, were payable at the annual rate of 1.30% of the Predecessor Fund’s average daily net assets.

AXS Aspect Core Diversified Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2020 (Unaudited)

The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of each Fund to ensure that the total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.70%, 2.45% and 1.45% of the Fund’s average daily net assets for Class A, Class C, and Class I shares, respectively. This agreement is in effect until November 9, 2021, and it may be terminated before that date only by the Trust’s Board of Trustees. Prior to the Reorganization Date, the annual Fund operating expense limitation was 1.70%, 2.45% and 1.45% of the Fund’s average daily net assets for Class A, Class C, and Class I shares, respectively.

Effective November 9, 2019, the Advisor may recover from the Fund’s fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which it was waived. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. For the six months ended March 31, 2020, the Advisor waived advisory fees of $53,349. The Advisor may recapture all or a portion of this amount no later than September 30 of the year stated below:

2023	$53,349
Total	$53,349

Equinox is permitted to seek reimbursement, subject to certain limitations, of fees waived or payments made by Equinox to the Predecessor Fund prior to the Predecessor Fund’s reorganization on November 8, 2019, for a period ending three years after the date of the waiver of payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. Reimbursements of fees waived or payments made will be made on a “first in, first out” basis so that the oldest fees waived or payments are satisfied first. Any reimbursement of fees waived or payments made by Equinox to the predecessor fund prior to the reorganization must be approved by the Trust’s Board of Trustees. For the six months ended March 31, 2020, the Previous Advisor waived advisory fees totaling 22,266. The Previous Advisor may recapture all or a portion of this amount no later than September 30 of the years stated below:

2020	$237,149
2021	160,460
2022	179,344
2023	22,266
Total	$599,219

AXS Aspect Core Diversified Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2020 (Unaudited)

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, N.A., an affiliate of UMBFS, serves as the Fund’s custodian. Prior to the close of business on November 8, 2019 (the Reorganization date), Gemini Fund Services, LLC (“GFS”), an affiliate of Northern Lights Distributors, LLC (“NLD”), served as the Predecessor Fund’s administrator, fund accountant, and transfer agent and U.S. Bank N.A. served as the Predecessor Fund’s Custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended March 31, 2020, are reported on the Consolidated Statement of Operations.

IMST Distributors, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services. Prior to the close of business on November 8, 2019 (the Reorganization Date), NLD served as the Predecessor Fund’s distributor.

The Fund has a fee arrangement with its custodian, UMB Bank, n.a., which provides for custody fees to be reduced by earning credits based on cash balances left on deposit with the custodian. For the six months ended March 31, 2020, the total fees reduced by earning credits were $3,115. Such amount is shown as a reduction of expenses, “Fees paid indirectly”, on the Consolidated Statement of Operations.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended March 31, 2020, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Consolidated Statement of Operations.

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Fund’s liability for these amounts is adjusted for market value changes in the invested fund and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees’ Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Consolidated Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Consolidated Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. Prior to the close of business on November 8, 2019 (the Reorganization Date), Cipperman Compliance Services, LLC served as the CCO to the Equinox Funds Trust. The Fund’s allocated fees incurred for CCO services for the six months ended March 31, 2020, are reported on the Consolidated Statement of Operations.

Note 4 – Federal Income Taxes

At March 31, 2020, gross unrealized appreciation (depreciation) of investments and securities sold short, based on cost for federal income tax purposes were as follows:

Cost of investments	$20,139,810
Gross unrealized appreciation	210,685
Gross unrealized depreciation	-
Net unrealized appreciation on investments	$210,685

AXS Aspect Core Diversified Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2020 (Unaudited)

As of September 30, 2019, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$1,575,322
Undistributed long-term capital gains	-
Post October loss and late year loss	-
Capital loss carry forward	(2,358,990)
Other book/tax differences	(2,703,450)
Unrealized appreciation on investments	130,844
Total accumulated earnings/(deficits)	$(3,356,274)

The tax character of the distributions paid during the fiscal years ended September 30, 2019, and September 30, 2018 were as follows:

	2019	2018
Distributions paid from:
Ordinary income	$-	$-
Net long-term capital gains	-	-
Total distributions paid	$-	$-

Note 5 – Investment Transactions

For the six months ended March 31, 2020, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and short-term U.S. Government securities, were $0 and $900,453, respectively.

Note 6 – Distribution Plan

The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its shares. With respect to Class A shares and Class C shares, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% and 1.00% of average daily net assets, respectively. Class I shares do not pay any distribution fees.

Prior to the close of business on November 8, 2019 (the Reorganization Date), the Predecessor Fund adopted a distribution plan pursuant to Rule 12b-1 with respect to Class A shares and Class C shares. Pursuant to the Plan, the Predecessor Fund paid NLD at the annual rate of up to 0.25% of average daily net assets attributable to Class A shares and annual rate of up to 1.00% of average daily net assets attributable to Class C shares. Class I shares did not pay any distribution fees.

For the period October 1, 2019 to November 8, 2019, the Predecessor Fund paid NLD $191 with respect to Class A shares and $3,533 with respect to Class C shares under the Predecessor Fund’s distribution plan.

For the six months ended March 31, 2020, distribution fees incurred are disclosed on the Consolidated Statement of Operations.

AXS Aspect Core Diversified Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2020 (Unaudited)

Note 7 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

AXS Aspect Core Diversified Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2020 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2020, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Assets
Investments
Investments	$-	$13,950,193	$-	$13,950,193
Short-Term Investments	6,400,302	-	-	6,400,302
Total Investments	6,400,302	13,950,193	-	20,350,495
Other Financial Instruments**
Futures Contracts	541,236	-	-	541,236
Forward Foreign Currency Contracts	-	135,918	-	135,918
Total Assets	$6,941,538	$14,086,111	$-	$21,027,649

Liabilities
Other Financial Instruments**
Futures Contracts	$108,112	$-	$-	$108,112
Forward Foreign Currency Contracts	-	76,015	-	76,015
Total Liabilities	$108,112	$76,015	$-	$184,127

*	The Fund did not hold any Level 3 securities at period end.
**

Other financial instruments are derivative instruments such as futures contracts and forward contracts. Futures contracts and forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Note 9 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position and performance. The Fund invested in futures contracts and swap contracts during the six months ended March 31, 2020.

AXS Aspect Core Diversified Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2020 (Unaudited)

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations are presented in the tables below. The fair values of derivative instruments, as of March 31, 2020, by risk category are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value	Statement of Asset and Liabilities Location	Value
Commodity contracts	Unrealized appreciation on open futures contracts	$306,186	Unrealized depreciation on open futures contracts	$15,946
Foreign exchange contracts	Unrealized appreciation on open futures contracts	38,072	Unrealized depreciation on open futures contracts	39,684
	Unrealized appreciation on forward foreign currency exchange contracts	135,918	Unrealized depreciation on forward foreign currency exchange contracts	76,015
Interest rate contracts	Unrealized appreciation on open futures contracts	190,966	Unrealized depreciation on open futures contracts	25,903
Equity contracts	Unrealized appreciation on open futures contracts	6,012	Unrealized depreciation on open futures contracts	26,579
Total		$677,154		$184,127

The effects of derivative instruments on the Statement of Operations for the six months ended March 31, 2020 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not designated as hedging instruments	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Commodity contracts	$66,492	$-	$66,492
Equity contracts	(485,482)	-	(485,482)
Foreign exchange contracts	(169,689)	(41,247)	(210,936)
Interest rate contracts	386,040	-	386,040
Volatility contracts	-	-	-
Total	$(202,639)	$(41,247)	$(243,886)

AXS Aspect Core Diversified Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2020 (Unaudited)

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income

Derivatives not designated as hedging instruments	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Commodity contracts	$372,830	$-	$372,830
Equity contracts	(43,234)	-	(43,234)
Foreign exchange contracts	(116,456)	58,195	(58,261)
Interest rate contracts	239,341	-	239,341
Total	$452,481	$58,195	$510,676

The quarterly average volumes of derivative instruments as of March 31, 2020, are as follows:

		Long Futures Contracts	Short Futures Contracts	Total
Commodity contracts	Notional Amount	$1,560,900	$2,695,946	$4,256,846
Currency contracts	Notional Amount	2,302,475	5,535,557	7,838,032
Index contracts	Notional Amount	4,831,077	1,504,087	6,335,164
Interest rate contracts	Notional Amount	67,640,657	3,056,363	70,697,020

The value of the forward foreign currency contracts outstanding as of March 31, 2020 as disclosed in the Consolidated Portfolio of Investments and the amounts of realized gains and losses and changes in unrealized appreciation/(depreciation) on derivative instruments during the period as disclosed above and within the Consolidated Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Note 10 - Disclosures about Offsetting Assets and Liabilities

Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

A Fund mitigates credit risk with respect to OTC derivative counterparties through credit support annexes included with International Swaps and Derivative Association (“ISDA”) Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the Fund and each of its counterparties. These agreements allow the Fund and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Fund’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

The Fund’s Consolidated Statement of Assets and Liabilities presents financial instruments on a gross basis, therefore there are no net amounts and no offset amounts within the Consolidated Statement of Assets and Liabilities to present below.  Gross amounts of the financial instruments, amounts related to financial instruments/cash collateral not offset in the Consolidated Statement of Assets and Liabilities and net amounts are presented below:

AXS Aspect Core Diversified Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2020 (Unaudited)

			Amounts Not Offset in Consolidated Statement of Assets and Liabilities
Description/Financial Instrument/Consolidated Statement of Assets and Liabilities Category	Counterparty	Gross Amounts Presented in Consolidated Statement of Assets and Liabilities	Financial Instruments*	Cash Collateral**	Net Amount
Unrealized depreciation on open futures contracts	Morgan Stanley	$108,112	$(108,112)	$-	$-
Unrealized depreciation on forward foreign currency exchange contracts	Morgan Stanley	76,015	(76,015)	-	-

*	Amounts relate to master netting agreements and collateral agreements (for example, ISDA) which have been determined by the Advisor to be legally enforceable in the event of default and where certain other criteria are met in accordance with applicable offsetting accounting guidance.
**	Amounts relate to master netting agreements and collateral agreements which have been determined by the Advisor to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the Consolidated Statement of Assets and Liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

Note 11 – Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a) 9 of the Act. As of March 31, 2020, beneficial ownership in excess of 25% is as follows:

Beneficial Owner	% of Outstanding Shares
Alyssum Investments Limited	46%

The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

Note 12 – New Accounting Pronouncement

In August 2018, the SEC adopted regulations that eliminated or amended disclosure requirements that were redundant or outdated in light of changes in SEC requirements, GAAP, International Financial Reporting Standards, or changes in technology or the business environment. These regulations were effective November 5, 2018, and the Fund is complying with them effective with these financial statements.

AXS Aspect Core Diversified Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2020 (Unaudited)

Note 13 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Fund, including political, social and economic risks. Any such impact could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment in the Fund. The ultimate impact of COVID-19 on the financial performance of the Fund’s investments is not reasonably estimable at this time.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

AXS Aspect Core Diversified Strategy Fund

SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory and Sub-Advisory Agreements

At an in-person meeting held on July 18, 2019, the Board of Trustees (the “Board”) of Investment Managers Series Trust II (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the investment advisory agreement (the “Advisory Agreement”) between the Trust and AXS Investments LLC (the “Investment Advisor”) and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Investment Advisor and Aspect Capital Limited (the “Sub-Advisor”) with respect to the AXS Aspect Core Diversified Strategy Fund series of the Trust (the “Fund”), each for an initial two-year term. The Advisory Agreement and the Sub-Advisory Agreement are collectively referred to below as the “Fund Advisory Agreements.” In approving each Fund Advisory Agreement, the Board, including the Independent Trustees, determined that such approval was in the best interests of the Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Fund and the Fund Advisory Agreements from the Investment Advisor, the Sub-Advisor, and Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Investment Advisor and the Sub-Advisor; information regarding the background, experience, and compensation structure of relevant personnel who would be providing services to the Fund; information about the Investment Advisor’s and the Sub-Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the estimated profitability of the Investment Advisor’s overall relationship with the Fund; information regarding the performance of the Equinox Aspect Core Diversified Strategy Fund (the “Predecessor Fund”), which would be reorganizing into the Fund, for the one- and three-year periods ended April 30, 2019; and a report prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) comparing the proposed advisory fee and estimated total expenses of the Fund with those of a group of comparable funds selected by Broadridge (the “Peer Group”) from Morningstar, Inc.’s Managed Futures fund universe (the “Fund Universe”).  The Board also received a memorandum from legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the Fund Advisory Agreements. No representatives of the Investment Advisor or the Sub-Advisor were present during the Board’s consideration of the Fund Advisory Agreements, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In approving the Fund Advisory Agreements, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

AXS Investments LLC

Nature, Extent and Quality of Services

The Board considered that as a newly organized investment advisor, AXS did not manage any assets and had no performance history.  The Board considered, however, the performance of the Predecessor Fund.  The meeting materials indicated that the annualized total return of the Predecessor Fund was lower than the Barclay BTOP50 Index return (by 0.30%), the Fund Universe median return (by 1.47%), the Peer Group median return (by 2.02%), and the S&P 500 Index return (by 16.91%) for the three-year period ended April 30, 2019. The Predecessor Fund’s total return for the one-year period was below the Peer Group median return (by 3.58%), the Fund Universe median return (by 3.74%), the Barclay BTOP50 Index return (by 6.37%), and the S&P 500 Index return (by 17.50%).  The Trustees considered the Sub-Advisor’s explanation that the strategy has been enhanced since it first launched, including by increasing the target volatility from 8% to 10%, and by including a more comprehensive range of value at risk and exposure-based risk limits.

AXS Aspect Core Diversified Strategy Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board considered the services to be provided by the Investment Advisor and the Sub-Advisor to the Fund.  In doing so, the Board considered the Investment Advisor’s role as the Fund’s investment advisor, noting that the Investment Advisor would provide overall supervision of the general investment management and investment operations of the Fund, and oversee the Sub-Advisor with respect to the Fund’s operations, including monitoring the Sub-Advisor’s investment and trading activities with respect to the Fund, monitoring the Fund’s compliance with its investment policies, and providing general administrative services related to the Investment Advisor’s overall supervision of the Fund; and that the Sub-Advisor’s responsibilities would include day-to-day portfolio management for the Fund.  The Board considered that as a newly organized investment advisor, the Investment Advisor did not manage any assets and had no performance history.  The Board considered, however, the qualifications, experience, and responsibilities of the personnel of the Investment Advisor who would be involved in the activities of the Fund.  In addition, the Board considered the overall quality of the organization and operations of the Investment Advisor, as well as its compliance structure and compliance procedures.

The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the Investment Advisor would have the capabilities, resources, and personnel necessary to manage the Fund, and that the Investment Advisor would provide the Fund with a reasonable potential for good investment results.

Advisory Fee and Expense Ratio

The Board reviewed information regarding the Fund’s proposed advisory fee and estimated total expenses.  The meeting materials indicated that the Fund’s proposed annual investment advisory fee (gross of fee waivers) was the same as the advisory fee of the Predecessor Fund, but higher than both the Peer Group median and Fund Universe median by 0.05%. The Trustees considered that the Investment Advisor does not manage any other mutual funds, pension funds, or institutional separate accounts using the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s advisory fee with those of other similar accounts of the Investment Advisor.  The meeting materials indicated that the estimated annual total expenses (net of fee waivers) of the Fund were lower than the Peer Group and Fund Universe medians.

The Board and the Independent Trustees concluded that the proposed compensation payable to the Investment Advisor under the Advisory Agreement would be fair and reasonable in light of the nature and quality of the services proposed to be provided by the Investment Advisor to the Fund.

Profitability and Economies of Scale

The Board next reviewed the estimated profitability to the Investment Advisor of its relationship with the Fund in the Fund’s first year of operations, taking into account the Predecessor Fund’s current assets.  The Board observed that the Investment Advisor anticipated waiving a significant portion of its advisory fee for the Fund, and that the Investment Advisor did not anticipate that it would realize a profit with respect to the Fund in the first year.

The Board noted that the potential benefits received by the Investment Advisor as a result of its relationship with the Fund, other than the receipt of its advisory fee, would include the usual types of “fall out” benefits received by advisors to the Trust, including the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of its association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance.  The Board also noted that although the Advisory Agreement does not provide for any advisory fee breakpoints, the Fund’s asset level would likely be too low to achieve significant economies of scale after the reorganization and during the Fund’s initial startup period, and that any such economies would be considered in the future as the Fund’s assets grow.

AXS Aspect Core Diversified Strategy Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Aspect Capital Limited

Nature, Extent and Quality of Services

The Board considered the overall quality of services to be provided by the Sub-Advisor to the Fund.  In doing so, the Board noted that as the sole sub-advisor to the Fund, the Sub-Advisor would be primarily responsible for the day-to-day management of the Fund and its investment results.  The Board also considered the services to be provided by the Sub-Advisor to the Fund, and the qualifications, experience, and responsibilities of the personnel of the Sub-Advisor who would be involved in the activities of the Fund. In addition, the Board considered the overall quality of the organization and operations of the Sub-Advisor, as well as its compliance structure and compliance procedures.  Information regarding the performance of the Predecessor Fund is described above.

The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the Sub-Advisor would have the capabilities, resources, and personnel necessary to manage the Fund, and that the Sub-Advisor would provide the Fund with a reasonable potential for good investment results.

Sub-Advisory Fee

The Board reviewed information regarding the annual sub-advisory fee proposed to be charged by the Sub-Advisor with respect to the Fund, and considered the relative levels and types of services to be provided by the Investment Advisor and the Sub-Advisor.  The Board noted that the Investment Advisor’s services would include supervision and monitoring of the investment and trading activities of the Sub-Advisor, analysis of the Fund’s investment operations, and general administrative services related to the Investment Advisor’s overall supervision of the Fund, and that the Sub-Advisor’s responsibilities would include day-to-day portfolio management for the Fund. The Board observed that the proposed sub-advisory fee was lower than the advisory fees charged to each class of shares of a private fund managed by the Sub-Advisor using similar strategies as the Fund, except for one class of shares which had a lower annual advisory fee but also charged a performance fee.  The Board also noted that the Investment Advisor would pay the Sub-Advisor’s sub-advisory fee from the Investment Advisor’s advisory fee.

The Board and the Independent Trustees concluded that the proposed compensation payable to the Sub-Advisor under the Sub-Advisory Agreement would be fair and reasonable in light of the nature and quality of the services proposed to be provided by the Sub-Advisor to the Fund.

Benefits to the Sub-Advisor

The Board also considered that the potential benefits to be received by the Sub-Advisor as a result of its relationship with the Fund, other than the receipt of its sub-advisory fee, would include the usual types of “fall out” benefits received by sub-advisors to the Trust, including any research received from broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Sub-Advisor’s compliance program, and the intangible benefits of the Sub-Advisor’s association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that approval of each Fund Advisory Agreement was in the best interests of the Fund and its shareholders and, accordingly, approved each Fund Advisory Agreement with respect to the Fund.

AXS Aspect Core Diversified Strategy Fund

EXPENSE EXAMPLE

For the Six Months Ended March 31, 2020 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; distribution and/or 12b-1 fees (Class A shares only) and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2019 to March 31, 2020.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period
		10/1/19	3/31/20	10/1/19 –3/31/20
Class A*	Actual Performance	$1,000.00	$1,026.80	$8.79
	Hypothetical (5% annual return before expenses)	1,000.00	1,016.32	8.75
Class C*	Actual Performance	1,000.00	1,023.50	12.60
	Hypothetical (5% annual return before expenses)	1,000.00	1,012.55	12.53
Class I*	Actual Performance	1,000.00	1,028.40	7.57
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.59	7.53

*

Expenses are equal to the Fund’s annualized expense ratios of 1.74%, 2.49% and 1.49% for Class A shares, Class C and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 183/366 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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AXS Aspect Core Diversified Strategy Fund

A series of Investment Managers Series Trust II

Investment Advisor

AXS Investments LLC

181 Westchester Avenue, Unit 402

Port Chester, New York 10573

Sub-Advisor

Aspect Capital Limited

10 Portman Square

London W1H 6AZ United Kingdom

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
AXS Aspect Core Diversified Strategy Fund – Class A	EQAAX	46141T 422
AXS Aspect Core Diversified Strategy Fund – Class C	EQACX	46141T 414
AXS Aspect Core Diversified Strategy Fund – Class I	EQAIX	46141T 398

Privacy Principles of the AXS Aspect Core Diversified Strategy Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the AXS Aspect Core Diversified Strategy Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting

The Fund’s proxy voting policies and procedures, as well as information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, are available, without charge and upon request by calling (833) 297-2587 or on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter.  Shareholders may obtain the Fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Prior to its use of Form N-PORT, the Fund filed its complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (833) 297-2587.

AXS Aspect Core Diversified Strategy Fund

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (833) 297-2587

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

 Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President/Chief Executive Officer

Date	6/9/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President/Chief Executive Officer

Date	6/9/2020

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	6/9/2020